Finance income and finance expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Finance income and finance expenses
Debt securities - at amortised cost	$ 341	$ 312	$ 696	$ 587
Debt securities - at FVOCI	19	18	37	34
Loans receivable	7	11	17	26
Bank deposits	44	69	100	251
Total interest income arising from financial assets	411	410	850	898
Equity securities at FVTPL	149	146	251	408
Mandatorily measured at FVTPL - held for trading		(373)		182
Net foreign exchange gain		1,019		1,613
Finance income - other	149	792	251	2,203
Mandatorily measured at FVTPL - held for trading	15		(15)
Interest expense	(17)	(26)	(39)	(44)
Bank charges	(89)	(92)	(174)	(176)
Net foreign exchange loss	(1,004)		(2,496)
Finance expenses.	(1,095)	(118)	(2,724)	(220)
Net finance expense	$ (535)	$ 1,084	$ (1,623)	$ 2,881